Pension Plans and Other Postretirement Benefit Plans - Summary of Net Periodic Benefit Cost for the Pension Plans and Postretirement Plan (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Pension Plan [Member]
Disclosure In Periodic Benefit Costs Recognized In Combined Statement Of Operations [Line Items]
Service cost	$ 30	$ 25	$ 90	$ 75
Interest cost	927	928	2,781	2,784
Expected return on plan assets	1,504	1,504	4,512	4,512
Net periodic (benefit) cost	(233)	(196)	(605)	(587)
Pension Plan [Member] | MSGE SPINCO, INC [Member]
Disclosure In Periodic Benefit Costs Recognized In Combined Statement Of Operations [Line Items]
Service cost					$ 120	$ 96	$ 95
Interest cost					3,708	3,385	5,261
Expected return on plan assets					(6,016)	(5,232)	(5,319)
Recognized actuarial loss					1,386	1,093	1,336
Settlement loss recognized					0	870	67
Net periodic benefit cost					(802)	212	1,440
Contributory charge to Madison Square Garden Sports Corp. for participation in the Shared Plans and all allocation of costs related to the corporate employees					0		(173)
Net periodic (benefit) cost					(802)	212	1,267
Postretirement Plan [Member]
Disclosure In Periodic Benefit Costs Recognized In Combined Statement Of Operations [Line Items]
Service cost	8	9	24	27
Interest cost	11	12	33	36
Expected return on plan assets	0	0	0	0
Net periodic (benefit) cost	$ 28	$ 37	$ 84	$ 111
Postretirement Plan [Member] | MSGE SPINCO, INC [Member]
Disclosure In Periodic Benefit Costs Recognized In Combined Statement Of Operations [Line Items]
Service cost					32	47	56
Interest cost					42	45	108
Expected return on plan assets					0	0	0
Recognized actuarial loss					34	98	6
Settlement loss recognized					0	0
Net periodic benefit cost					108	190	170
Contributory charge to Madison Square Garden Sports Corp. for participation in the Shared Plans and all allocation of costs related to the corporate employees					0		(26)
Net periodic (benefit) cost					$ 108	$ 190	$ 144